Income Taxes (Provision (Benefit) for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred
Federal	$ (9,493)	$ (6,336)	$ 5,579
State	807	775	1,737
Deferred income taxes	(8,686)	(5,561)	7,316
Provision (benefit) for income taxes from discontinued operations	(540)	(6,161)	(1,550)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
State	2,052	(289)	368
Federal	0	442	0
Total current taxes provision (benefit)	2,052	153	368
Provision (benefit) for income taxes from continuing and discontinued operations	$ 7,174	$ 753	$ 9,234